STOCK OPTION PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Option Plan

8. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 2,990,655 shares of the Company’s common stock reserved for issuance under the Plan. On April 25, 2011, the Company’s Board of Directors approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 7,000,000 shares. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board of Directors, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of September 30, 2012, an aggregate of 901,290 shares remained available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards. The Company issues unissued shares to satisfy stock options, warrants exercises and restricted stock awards.

For the three and nine months ended September 30, 2012, the Company did not issue any stock options. In previous periods, the Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the three and nine months ended September 30, 2011:

	Three Months Ended	Nine Months Ended
	September 30, 2011	September 30, 2011
Expected volatility	87%	86 - 87%
Expected term	10 years	6 - 10 years
Dividend yield	0%	0%
Risk-free interest rate	1.5%	1.5 - 2.0%
Stock price	$0.71	$0.69 - $0.72
Forfeiture rate	0.0%	0.0%

A summary of the status of the options issued under the Plan at September 30, 2012, and information with respect to the changes in options outstanding is as follows:

	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2012	51,601	6,628,555	$1.09
Options granted under the Plan	-	-
Options exercised	-	-
Options forfeited	849,689	(849,689)	$1.00
Balance at September 30, 2012	901,290	5,778,866	$1.11	$-

Exercisable at September 30, 2012		2,652,636	$1.23	$-

The following table summarizes information about stock options outstanding at September 30, 2012:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	5,388,133	8.0	$1.00	2,261,903	$1.00
$2.42	299,066	3.7	$2.42	299,066	$2.42
$3.00	91,667	1.5	$3.00	91,667	$3.00
Total	5,778,866	7.8	$1.11	2,652,636	$1.23

Stock-based compensation costs under the Plan for the three and nine months ended September 30, 2012 and 2011 and for the cumulative period from August 1, 2005 (inception) through September 30, 2012 are as follows:

	Three months ended September 30,		Nine months ended September 30,		Period from August 1, 2005 (inception)
	2012	2011	2012	2011	through September 30, 2012

Research and development	$84,957	$56,500	$197,771	$125,100	$1,601,548
General and administrative	96,600	141,688	345,383	308,730	1,890,010

Total	$181,557	$198,188	$543,154	$433,830	$3,491,558

The fair value of options vested under the Plan was approximately $117,228 and $104,186 for the three months ended September 30, 2012 and 2011, respectively, approximately $446,897 and $230,929 for the nine months ended September 30, 2012 and 2011, respectively and approximately $2,801,762 for the period from August 1, 2005 (inception) through September 30, 2012.

At September 30, 2012, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $1,470,862, which is expected to be recognized over a weighted-average vesting period of 0.7 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

11. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 2,990,655 shares of the Company’s common stock reserved for issuance under the Plan. On April 25, 2011, the Company’s Board of Directors approved an amendment to the Plan to increase the number of shares of common stock issuable thereunder to 7,000,000 shares. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board of Directors, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of December 31, 2011, an aggregate of 51,601 shares remained available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards. The Company issues unissued shares to satisfy stock options, warrants exercises and restricted stock awards.

For the years ended December 31, 2011 and 2010, the Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the years ended December 31, 2011 and 2010:

	2011	2010
Expected Volatility	87%	73-87%
Expected Term	5-10 years	5-10 years
Dividend yield	0.0%	0.0%
Risk-free interest rate	1.5-2.0%	1.0-1.6%
Stock price	$0.69 - $0.72	$0.53 - $1.00
Forfeiture rate	0.0%	0.0%

The valuation assumptions were determined as follows:

•	Expected volatility – The expected volatility on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including industry, stage of life cycle, size and financial leverage.

•	Expected term – The expected term of the awards represents the period of time that the awards are expected to be outstanding. Management considered historical data and expectations for the future to estimate employee exercise and post vest termination behavior. Consultant options are assigned an expected term equal to the maximum term of the option grant.

•	Dividend yield – The estimate for annual dividends is zero, because the Company has not historically paid dividends and does not intend to in the foreseeable future.

A summary of the status of the options issued under the Plan as of December 31, 2011, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2010	1,057,414	1,913,241	$1.71
Options granted under the Plan	(440,000)	440,000	$1.00
Options exercised	-	-	$-
Options forfeited	459,938	(459,938)	$2.72
Balance at January 1, 2011	1,077,352	1,893,303	$1.36
Shares authorized for issuance	4,009,345	-	-
Options granted under the Plan	(5,054,317)	5,054,317	$1.03
Restricted stock granted under the Plan	(250,000)	-	-
Options exercised	-	(49,844)	$-
Options forfeited	269,221	(269,221)	$1.53
Balance at December 31, 2011	51,601	6,628,555	$1.09	$-

Exercisable at December 31, 2011		1,991,804	$1.31	$-

The following table summarizes information about stock options outstanding at December 31, 2011:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	6,237,822	8.8	$1.00	1,601,071	$1.00
$2.42	299,066	4.2	$2.42	299,066	$2.42
$3.00	91,667	2.3	$3.00	91,667	$3.00
Total	6,628,555	8.6	$1.09	1,991,804	$1.31

Stock-based compensation costs for the years ended December 31, 2011 and 2010 and for the cumulative period from August 1, 2005 (inception) through December 31, 2011, are as follows:

	Year Ended December 31,		Period from August 1, 2005 (inception) through
	2011	2010	December 31, 2011
General and administrative	$449,652	$118,383	$1,544,627
Research and development	372,800	130,903	1,403,777
Total	$822,452	$249,286	$2,948,404

The fair value of options vested under the 2005 Plan was approximately $276,985 and $304,468 for the years ended December 31, 2011 and 2010, respectively, and approximately $2,188,342 for the period from August 1, 2005 (inception) through December 31, 2011.

At December 31, 2011, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $2,375,630 which is expected to be recognized over a weighted-average vesting period of 2.5 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as underlying options vest.  The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

For the year ended December 31, 2011, the Company issued options to purchase a total of 5,054,317 shares of common stock to employees and consultants with exercise prices ranging from $1.00 to $2.42 and terms of up to 10 years.  Of this total, 10-year options to purchase 2,354,379 shares at an exercise price of $1.00 were issued to the Company’s new President and Chief Executive Officer and 10-year options to purchase 1,750,000 shares at an exercise price of $1.00 were issued to the Company’s new Chief Medical Officer.  For the year ended December 31, 2010, the Company issued options to purchase a total of 440,000 shares of common stock to members of the Company’s Board of Directors, all with exercise prices of $1.00 and 10-year terms.